Basis of Preparation	3 Months Ended
May 31, 2024
Basis of Preparation [Abstract]
BASIS OF PREPARATION

1. BASIS OF PREPARATION

The unaudited interim condensed consolidated financial statements for the three months ended May 31, 2024 have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended February 29, 2024 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The Group has prepared the unaudited interim condensed consolidated financial statements on the basis that it will continue to operate as a going concern.

The unaudited interim condensed consolidated financial statements were approved for issue by the Directors on July 23, 2024.